CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	5 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
General and administrative costs	$ 172,820	$ 795,613
Loss from operations	(172,820)	(795,613)
Other (expense) income:
Interest earned on marketable securities held in Trust Account	414,479	744,021
Transaction costs allocable to warrant liabilities	(4,078)
Change in fair value of warrant liability	(616,500)	(1,479,600)
Net loss	$ (378,919)	$ (1,531,192)
Earnings/Basic and Diluted Ordinary Shares	$ (0.22)	$ (0.63)
Redeemable Ordinary Shares
Other (expense) income:
Interest earned on marketable securities held in Trust Account	$ 414,479	$ 744,021
Weighted average shares outstanding of ordinary shares	13,800,000	13,800,000
Earnings/Basic and Diluted Ordinary Shares	$ 0.03	$ 0.05
Non-Redeemable Ordinary Shares
Other (expense) income:
Net loss	$ (378,919)	$ (1,531,192)
Weighted average shares outstanding of ordinary shares	3,600,000	3,600,000
Earnings/Basic and Diluted Ordinary Shares	$ (0.22)	$ (0.63)